Significant Judgments in Applying Accounting Policies Disclosure of significant accounting policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges	$ 78.6	$ 99.1
Deferred Stripping Costs | Dolores
Disclosure of detailed information about property, plant and equipment [line items]
Deferred stripping costs	6.1	20.0
Deferred Stripping Costs | La Arena
Disclosure of detailed information about property, plant and equipment [line items]
Deferred stripping costs	$ 29.9	$ 42.2